SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 9 – SUBSEQUENT EVENTS

1.	During October 2024, the Company issued 1,777,722 shares of common stock to the Investor pursuant to the terms of the SEPA II for consideration of $577,002. Following such issuance the Company issued the Investor an aggregate of 6,666,667 shares of common stock under the SEPA II agreement which is the maximum allowed to be issued under the Company’s resale registration statement on Form S-1/A effective February 6, 2024. See also Note 5(1).

2.	On October 1, 2024, the Company entered into a facility agreement with L.I.A. Pure Capital Ltd. (the “Lender”) for financing of up to EUR 6,000,000 (the “Pure Capital Credit Facility”), EUR 2,000,000 of which may be used to finance one project in Germany, and the remaining EUR 4,000,000 for any other projects subject to pre-approval by the Lender.

Interest under the Pure Capital Credit Facility will accrue at the rate of 7% per annum and is payable in advance by the Company and deducted from each drawdown for a period of twenty-four months.

The Pure Capital Credit Facility will terminate on the earlier of the drawdown of all of the EUR 6,000,000 or five years from the date of the facility agreement (the “Drawdown Period”). The Company must repay amounts borrowed under the Pure Capital Credit Facility from the proceeds derived from the pre-approved projects or 33% of the proceeds from other Company financing transactions during the Drawdown Period. Thereafter, any unpaid amount may be paid from any other sources.

In addition, under the facility agreement, the Company agreed to issue the Lender a five-year warrant (the “Warrant”) to purchase 1,850,000 shares of its common stock (the “Warrant Shares”), with an exercise price of $1.00 per share. The Warrant Shares will be exercisable immediately after the issuance. Furthermore, the exercise price and number of Warrant Shares are subject to adjustments upon the issuance of common stock, issuance of options, issuance of convertible securities and stock combination events, as detailed in the Warrant.

In the event of a fundamental transaction, as detailed in the Warrant, the successor entity will be required to assume the Company’s obligations under the Warrant. The Lender may also request the Company to buy back the Warrant for its Black Scholes Value in cash.

As of November 14, 2024 no drawdowns were made under the Facility Agreement.

3.

On November 3, 2024, the Company’s board of directors approved (i) the payment of an aggregate of $25,000 to legal counsel in connection with the preparation of a registration statement (half of which was immediately payable and half of which is payable upon the filing of such registration statement) and (ii) the issuance of 50,000 shares of its common stock. If within 18 months of issuance, the aggregate value of such stock is less than $12,500, the Company will pay to such legal counsel the difference in cash between the value of the sale of the shares and $12,500.

4.	On November 13, 2024, the Company held its annual meeting of stockholders. At this meeting, stockholders approved, among other things (i) an amendment to the Company’s 2022 Share Incentive Plan (the “2022 Plan”) to increase the number of shares of Common Stock authorized for issuance under the 2022 Plan by an additional 11,000,000 shares of Common Stock, which amendment (the “2022 Plan Amendment”) was adopted by the board on September 9, 2024; (ii) on an advisory basis, the grant of shares to members of the Board, under the 2022 Plan, and subject to the approval of the increase of 2022 Plan as noted in (i) above, and (iii) to approve the issuance of securities in one or more non-public offerings where the maximum discount at which securities will be offered will be equivalent to a discount of 20% below the market price of the common stock, as required by and in accordance with Nasdaq Marketplace Rule 5635(d). The proposal to authorize the Board to amend the Company’s articles of incorporation, as amended, to increase the aggregate number of authorized shares of its capital stock, from 500,000,000 shares, consisting of 495,000,000 shares of Common Stock and 5,000,000 shares of preferred stock, to 10,005,000,000 shares, consisting of 10,000,000,000 shares of Common Stock and 5,000,000 shares of preferred stock was not approved because the requisite majority of the outstanding voting power of the Company required for approval under Nevada law was not obtained.

NOTE 21 – SUBSEQUENT EVENTS

On February 8, 2024, the Company held a special meeting of its stockholders (the “Special Meeting”) in which it approved the issuance of 20% or more of its shares of common stock pursuant to the terms of the Purchase Agreement with the Investor describe above in note 10 (21). In addition, the stockholders approved an amendment to the Articles of Incorporation of the Company for the change of name of the Company’s name from “Save Foods, Inc.” to “N2OFF, Inc.”

On February 21, 2024, the Company’s Israeli subsidiary, Nitrousink, Ltd., changed its name to NTWO OFF Ltd.

On March 19, 2024, the Company changed its name from “Save Foods, Inc.” to “N2OFF, Inc.”

On March 13, 2023 and March 18, 2023, the Company issued 10,000 and 18,333 shares of common stock, respectively to the Investor pursuant to the terms of SEPA II.

On March 18, 2024, the Company issued 1,286 shares of common stock to a consultant for consulting services provided to the Company.

On March 18, 2024, the Company issued 3,508 shares of common stock to a consultant for consulting services provided to the Company.